CONSOLIDATED STATEMENT OF STOCKHOLDER'S DEFICIT (UNAUDITED) - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Treasury Stock [Member]	Additional Paid-in Capital [Member]	Distributions [Member]	Noncontrolling Interest Insubsidiary [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2019	$ 883	$ 13,920,421	$ (1,000)	$ (11,877,864)	$ (12,439)	$ (12,439)	$ 336,775	$ (6,174,328)	$ (3,807,552)
Beginning Balance, shares at Dec. 31, 2019	88,235	1,392,042,112
Conversion of convertible notes
Foreign currency adjustment							92,646		92,646
Net loss								(74,298)	(74,298)
Ending balance, value at Mar. 31, 2020	$ 883	$ 13,920,421	(1,000)	(11,877,864)	(12,439)	(12,439)	429,421	(6,248,626)	(3,789,204)
Ending Balance, shares at Mar. 31, 2020	88,235	1,392,042,112
Beginning balance, value at Dec. 31, 2019	$ 883	$ 13,920,421	(1,000)	(11,877,864)	(12,439)	(12,439)	336,775	(6,174,328)	(3,807,552)
Beginning Balance, shares at Dec. 31, 2019	88,235	1,392,042,112
Net loss									(388,561)
Ending balance, value at Sep. 30, 2020	$ 883	$ 33,948,172	(1,000)	(31,773,340)	(12,439)	(12,439)	350,429	(6,562,889)	(4,050,184)
Ending Balance, shares at Sep. 30, 2020	88,235	3,394,817,156
Beginning balance, value at Mar. 31, 2020	$ 883	$ 13,920,421	(1,000)	(11,877,864)	(12,439)	(12,439)	429,421	(6,248,626)	(3,789,204)
Beginning Balance, shares at Mar. 31, 2020	88,235	1,392,042,112
Conversion of convertible notes		$ 2,171,429		(2,156,228)					15,201
Conversion of convertible notes, shares		217,142,858
Foreign currency adjustment							(39,047)		(39,047)
Net loss								(140,240)	(140,240)
Ending balance, value at Jun. 30, 2020	$ 883	$ 16,091,850	(1,000)	(14,034,092)	(12,439)	(12,439)	390,374	(6,388,866)	(3,953,290)
Ending Balance, shares at Jun. 30, 2020	88,235	1,609,184,970
Conversion of convertible notes		$ 17,856,322		(17,739,248)					117,074
Conversion of convertible notes, shares		1,785,632,186
Foreign currency adjustment							(39,945)		(39,945)
Net loss								(174,022)	(174,022)
Ending balance, value at Sep. 30, 2020	$ 883	$ 33,948,172	(1,000)	(31,773,340)	(12,439)	(12,439)	350,429	(6,562,889)	(4,050,184)
Ending Balance, shares at Sep. 30, 2020	88,235	3,394,817,156
Beginning balance, value at Dec. 31, 2020	$ 883	$ 408,876	(1,000)	1,805,813		(12,439)	315,832	(6,450,170)	(3,932,205)
Beginning Balance, shares at Dec. 31, 2020	88,235	4,088,762,156
Conversion of convertible notes		$ 60,100		189,839					249,939
Conversion of convertible notes, shares		600,999,995
Foreign currency adjustment							(17,909)		(17,909)
Net loss								(51,874)	(51,874)
Ending balance, value at Mar. 31, 2021	$ 883	$ 468,976	(1,000)	1,995,652		(12,439)	297,923	(6,502,044)	(3,752,049)
Ending Balance, shares at Mar. 31, 2021	88,235	4,689,762,151
Beginning balance, value at Dec. 31, 2020	$ 883	$ 408,876	(1,000)	1,805,813		(12,439)	315,832	(6,450,170)	(3,932,205)
Beginning Balance, shares at Dec. 31, 2020	88,235	4,088,762,156
Net loss									(1,924,311)
Ending balance, value at Sep. 30, 2021	$ 883	$ 492,297	(1,000)	12,327,090	(6,400)	(34,113)	168,496	(8,374,480)	4,572,773
Ending Balance, shares at Sep. 30, 2021	88,235	4,922,968,442
Beginning balance, value at Mar. 31, 2021	$ 883	$ 468,976	(1,000)	1,995,652		(12,439)	297,923	(6,502,044)	(3,752,049)
Beginning Balance, shares at Mar. 31, 2021	88,235	4,689,762,151
Conversion of convertible notes		$ 2,057		124,863					126,920
Conversion of convertible notes, shares		20,565,040
Issuance of common stock for public offering ,shares		84,727,527
Foreign currency adjustment							(16,154)		(16,154)
Net loss								(185,607)	(185,607)
Ending balance, value at Jun. 30, 2021	$ 883	$ 477,033	(1,000)	2,363,848		(12,439)	281,769	(6,687,651)	(3,577,557)
Ending Balance, shares at Jun. 30, 2021	88,235	4,770,327,191
Conversion of convertible notes		$ 4,972		183,679					188,651
Conversion of convertible notes, shares		49,719,643
Issuance of common stock for public offering		$ 8,473		7,991,527					8,000,000
Foreign currency adjustment							(113,273)		(113,273)
Net loss								(1,686,829)	(1,686,829)
Shares Issued, Value, Share-based Payment Arrangement, after Forfeiture		319		399,681					400,000
Ending balance, value at Sep. 30, 2021	$ 883	$ 492,297	(1,000)	12,327,090	(6,400)	(34,113)	168,496	(8,374,480)	4,572,773
Share-based compensation ,shares		3,194,081
Ending Balance, shares at Sep. 30, 2021	88,235	4,922,968,442
Share-based compensation		$ 319		$ 399,681					$ 400,000